Variable Interest Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Variable Interest Entities
Variable Interest Entities

Note 17. Variable Interest Entities

The Company prepares its condensed consolidated financial statements in accordance with Accounting Standards Codification Topic No. 810, Consolidations (“ASC 810”), which provides for the consolidation of VIEs of which TOI Parent is the primary beneficiary.

Pursuant to the MSAs established with TOI CA and TOI FL, TOI Management is entitled to receive a management fee, which represents a variable interest in and the right to receive the benefits of TOI CA and TOI FL. Through the terms of the MSAs, TOI Management receives the right to direct the most significant activities of TOI CA and TOI FL. Therefore, TOI CA and TOI FL are variable interest entities and TOI Management is the primary beneficiary that consolidates TOI CA, TOI FL, and its subsidiaries.

Accordingly, the condensed consolidated financial statements include the accounts of TOI Parent and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation. The following table presents the total assets and liabilities of the consolidated VIEs:

	September 30, 2021	December 31, 2020
Assets
Current assets:
Cash	$1,537,568	$19,502
Accounts receivable	22,256,608	17,145,910
Other receivables	99,445	49,163
Inventories, net	5,756,578	4,354,232
Prepaid expenses and other current assets	675,233	719,063
Total current assets	30,325,432	22,287,870
Intangible assets, net	479,167	—
Other assets	306,640	200,600
Goodwill	150,000	150,000
Total assets	$31,261,239	$22,638,470
Liabilities
Current liabilities:
Accounts payable	$17,694,967	$11,953,239
Accrued expenses and other current liabilities	4,231,336	5,818,538
Income taxes payable	220,046	220,046
Current portion of long-term debt	—	2,000,000
Amounts due to affiliates	34,013,311	19,883,097
Total current liabilities	56,159,660	39,874,920
Other non-current liabilities	896,082	551,228
Total liabilities	$57,055,742	$40,426,148

Single physician holders retain equity ownership in TOI CA and TOI FL, which represents nominal noncontrolling interests. The noncontrolling interests do not participate in the profit or loss of TOI CA or TOI FL, however. As such, for the nine months ended September 30, 2021, net loss of $770,748 and $0 was attributable to TOI Parent and to the noncontrolling interest, respectively. For the nine months ended September 30, 2020, net loss of $9,503,489 and $0 was attributable to TOI Parent and to the noncontrolling interest, respectively.

Note 17. Variable Interest Entities

The Company prepares its consolidated financial statements in accordance with Accounting Standards Codification Topic No. 810, Consolidations (“ASC 810”), which provides for the consolidation of VIEs of which TOI Parent is the primary beneficiary.

Pursuant to the MSA entered into on the Acquisition Date, TOI Management is entitled to receive a management fee, which represents a variable interest in the Practice and the right to receive the benefits of the Practice. In conjunction with the MSA, TOI Management entered into a stock transfer restriction agreement which granted the TOI Management, a non-equity holder in the Practice, the right to direct the most significant activities of the Practice. Therefore, the Practice is a variable interest entity and TOI Management is the primary beneficiary that consolidates the Practice and its subsidiaries.

The consolidated financial statements include the accounts of TOI Parent and its subsidiaries and VIEs. All inter-company profits, transactions, and balances have been eliminated upon consolidation.

	December 31,	December 31,
	2020	2019
Assets
Current assets:
Cash	$19,502	$2,440,898
Accounts receivable	17,145,911	14,616,261
Other receivables	49,163	—
Inventory	4,354,232	3,888,988
Prepaid expenses	719,063	72,226
Total current assets	22,287,871	21,018,373
Other assets	200,600	101,746
Goodwill	150,000	—
Total assets	$22,638,471	$21,120,119
Liabilities
Current liabilities:
Accounts payable	11,953,239	7,732,372
Accrued expenses and other current liabilities	6,038,584	3,087,119
Current portion of long-term debt	2,000,000	—
Amounts due to affiliates	19,883,097	16,897,690
Total current liabilities	39,874,920	27,717,181
Other non-current liabilities	551,228	—
Total liabilities	$40,426,148	$27,717,181

Richy Agajanian Holdings, a Professional Corporation, retains equity ownership in the Practice that grants a nominal noncontrolling interest. The equity representing the noncontrolling interest does not participate in the profit or loss of the Practice, however. As such, in 2020, net loss of $14,321,235 and $0 was attributable to TOI Parent and to the noncontrolling interest, respectively. In 2019, net income (loss) of $(4,021,395) and $0 was attributable to TOI Parent and to the noncontrolling interest, respectively. For the period from September 20, 2018 through December 31, 2018 net income (loss) of $(1,993,628) and $0 was attributable to TOI Parent and to the noncontrolling interest, respectively.